Average Annual Total Returns - Long-Term US Government Bond Portfolio	Long-Term US Government Bond Portfolio 1 Yr	Long-Term US Government Bond Portfolio 5 Yr	Long-Term US Government Bond Portfolio 10 Yr	Bloomberg Barclays® Long-Term U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® Long-Term U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® Long-Term U.S. Treasury Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Morningstar® US Insurance Fund Long Government Average(reflects deductions for fees and expenses) 1 Yr	Morningstar® US Insurance Fund Long Government Average(reflects deductions for fees and expenses) 5 Yr	Morningstar® US Insurance Fund Long Government Average(reflects deductions for fees and expenses) 10 Yr
Total	17.37%	7.33%	7.25%	17.70%	7.85%	7.80%	16.43%	7.18%	7.36%